INTEREST BEARING DEPOSITS WITH BANKS (Details) In Millions, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 EUR (€)	Dec. 31, 2013 EUR (€)
Placements [Abstract]
Placements In EUR		€ 2,367	€ 3,013
Placements in other currencies		409	320
Total	3,099	2,776	3,333
Maturity analysis:
Up to 3 months		2,341	2,907
From 3 months to 1 year		16	9
Over 1 year		419	417
Total	$ 3,099	€ 2,776	€ 3,333